Expense Example {- Strategic Advisers® Income Opportunities Fund} - 02.28 Strategic Advisers Income Opportunities Fund PRO-10 - Strategic Advisers® Income Opportunities Fund - Strategic Advisers Income Opportunities Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	169
5 years	345
10 years	$ 855